SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Supplemental Schedule Of Cash Flow Information (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Detailed Information About Cash Flows [Line Items]
Accounts receivable		$ (977)	$ (142)	$ 615
Current income tax assets		527	(165)	(447)
Inventory		81	(79)	142
Prepaids and other		(28)	14	11
Accounts payable		175	31	7
Accrued liabilities		365	(116)	(981)
Other long-term liabilities		469	0	0
Net changes in non-cash working capital		612	(457)	(653)
Net change in non-cash working capital		299	(542)	239
Net change in non-cash working capital		0	0	(40)
Net change in non-cash working capital, investing activities		313	85	(852)
Exploration and evaluation assets
Expenditures on exploration and evaluation assets		159	29	180
Net proceeds on sale of exploration and evaluation assets		(35)	(35)	(416)
Net expenditures (proceeds) on exploration and evaluation assets	[1]	124	(6)	(236)
Property, plant and equipment
Expenditures on property, plant and equipment		4,574	4,152	5,118
Net proceeds on sale of property, plant and equipment		0	(349)	(414)
Net expenditures on property, plant and equipment	[1],[2]	$ 4,574	3,803	4,704
Investment in PrairieSky Royalty Ltd.
Property, plant and equipment
Non-cash share consideration received				$ 985
Disposal of Cold Lake Pipeline | Investment in Inter Pipeline Ltd.
Property, plant and equipment
Non-cash share consideration received			$ 190
AOSP
Property, plant and equipment
Deferred purchase consideration payable					$ 375	$ 469

[1]	Net proceeds on exploration and evaluation assets and net expenditures on property, plant and equipment in 2015 exclude non-cash share consideration of $985 million received from PrairieSky Royalty Ltd. ("PrairieSky") on the disposition of royalty income assets.
[2]	Net expenditures on property, plant and equipment in 2016 exclude non-cash share consideration of $190 million received from Inter Pipeline Ltd. ("Inter Pipeline") on the disposition of the Company's interest in the Cold Lake Pipeline.